Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - USD ($)	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Accounts receivable	$ 1,503,444	$ 2,614,927	$ 2,907,719
Less: allowance for doubtful accounts	(1,457,363)	(1,472,296)	(58,815)
Accounts receivable, net	$ 46,081	$ 1,142,631	$ 2,848,904